Contents of Significant Accounts - Principal Underlying Actuarial Assumptions (Detail)	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Defined Benefit Plans [Abstract]
Discount rate	1.24%	0.62%
Rate of future salary increase	4.25%	4.25%